Right of Use Assets and Operating Lease Liability - Schedule of Weighted-Average Discount Rate for Operating Leases (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Weighted-Average Discount Rate for Operating Leases [Abstract]
2026	$ 528,757
2027	1,060,822
2028	287,072
2029
Total operating lease payment	1,876,651
Less: Imputed interest	(128,630)
Present value of operating lease liabilities	1,748,021
Operating lease liabilities – current	(966,398)	$ (768,538)
Operating lease liabilities – non-current	$ 781,623	$ 989,503